Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	$ 60,586	$ 56,093
Gross unrealized gains on FVOCI securities	166	69
Gross unrealized losses on FVOCI securities	(363)	(585)
Financial assets measured at fair value through other comprehensive income	60,389	55,577
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	61,128	56,618
Gross unrealized gains on FVOCI securities	212	100
Gross unrealized losses on FVOCI securities	(395)	(619)
Financial assets measured at fair value through other comprehensive income	60,945	56,099
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	11,737	10,646
Gross unrealized gains on FVOCI securities	42	10
Gross unrealized losses on FVOCI securities	(3)	(17)
Financial assets measured at fair value through other comprehensive income	11,776	10,639
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	14,058	17,494
Gross unrealized gains on FVOCI securities	91	32
Gross unrealized losses on FVOCI securities	(36)	(74)
Financial assets measured at fair value through other comprehensive income	14,113	17,452
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	21,502	12,305
Gross unrealized gains on FVOCI securities	10	5
Gross unrealized losses on FVOCI securities	(233)	(351)
Financial assets measured at fair value through other comprehensive income	21,279	11,959
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	5,468	7,048
Gross unrealized gains on FVOCI securities	21	21
Gross unrealized losses on FVOCI securities	(14)	(31)
Financial assets measured at fair value through other comprehensive income	5,475	7,038
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	1,043	1,202
Gross unrealized gains on FVOCI securities	1	1
Gross unrealized losses on FVOCI securities	(34)	(40)
Financial assets measured at fair value through other comprehensive income	1,010	1,163
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	543	375
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities	(5)	(16)
Financial assets measured at fair value through other comprehensive income	539	359
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	6,235	7,023
Gross unrealized losses on FVOCI securities	(38)	(56)
Financial assets measured at fair value through other comprehensive income	6,197	6,967
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Costs/Amortized cost on FVOCI securities, Total	542	525
Gross unrealized gains on FVOCI securities	46	31
Gross unrealized losses on FVOCI securities	(32)	(34)
Financial assets measured at fair value through other comprehensive income	$ 556	$ 522